USLICO SERIES FUND
INVESTMENT STRATEGIES AND PERFORMANCE OF THE STOCK PORTFOLIO

    Newbold's Asset Management, Inc. (the "Sub-Adviser") is responsible for the investments and reinvestments of the Stock Portfolio's assets. They are "value oriented" in their investment philosophy, which means they proceed from the premise that investment value and return can best be realized through buying companies with a low price relative to current earnings. This "bottom up" approach seeks to identify companies whose earnings growth suggests an increasing stream of future dividend income, and whose shares' pricing represents a level below realizable value.

     In 1995, Newbold's participated in the exuberant stock market that recorded the strongest annual returns since 1958 and the 3rd largest in the post WW II era. Newbold's value style produced underweighted positions in two strong "growth" sectors - Healthcare (ultimately the leading performance sector) - and Technology, and those underweights generated a performance lag. However, Newbold's large overweight in Utilities in the second half of the year resulted in a recapture of nearly all of that lag. The large positions in Commercial Aircraft producers also generated strong returns. Going into 1996, the portfolio has de-emphasized economically sensitive issues, in favor of more stable earnings producers found in the Utility, Food & Beverage, and Health Care industries.

COMPARISON OF TEN YEAR CUMULATIVE TOTAL RETURN*
BETWEEN THE STOCK PORTFOLIO AND THE S&P 500 INDEX

    Year             Stock        S&P 500
                    Portfolio      Index
                 (in thousands of dollars)
   12/85             10.0          10.0
   12/86             11.2          11.5
   12/87             11.6          11.7
   12/88             12.9          13.1
   12/89             16.0          16.7
   12/90             14.9          15.6
   12/91             17.5          19.7
   12/92             18.5          20.6
   12/93             20.5          22.1
   12/94             21.1          21.7
   12/95             27.8          29.2

*-$10,000 INVESTED ON 12/31/85 IN FUND OR INDEX INCLUDING REINVESTMENT
  OF DIVIDENDS
FISCAL YEARS ENDED 12/31

Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the Insurance Company separate accounts.

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  USLICO SERIES FUND
INVESTMENT STRATEGIES AND PERFORMANCE OF THE BOND PORTFOLIO


	The responsibility for investments and reinvestments in the Bond Portfolio is with Washington Square Capital (the "Adviser"), which is affiliated with Bankers Security Life Insurance Society and United Services Life Insurance Company. Investments are primarily in investment-grade intermediate to long-term corporate bonds. Bonds represented 97% of investable funds at year-end with the remainder of the portfolio in a high quality money market fund.

	During 1995, the Bond Portfolio was primarily invested in corporate bonds rated "A" or better by Moody's or Standard & Poor's. The
Portfolio holds no Collateralized Mortgage Obligations.

	The average maturity of the bonds was less than ten years. The composition of the Portfolio holdings tended to be somewhat shorter in duration and with heavier emphasis on corporate bonds than that of its most representative industry index, which is the Lehman Brothers Government/Corporate Bond Index. The Total Return for 1995, after all expenses at the Portfolio level was 18.07%.

COMPARISON OF 102 MONTH CUMULATIVE TOTAL RETURN*
BETWEEN THE BOND PORTFOLIO AND THE LEHMAN BROS GOV'T CORP INDEX

    Year           Stock         Lehman Bros
                 Portfolio    Gov't Corp Index
                  (in thousands of dollars)
  6/25/87          10.0            10.0
   12/87           10.1            10.1
   12/88           11.1            10.9
   12/89           12.5            12.4
   12/90           13.0            13.5
   12/91           14.9            15.6
   12/92           16.0            16.8
   12/93           17.7            18.7
   12/94           17.1            18.0
   12/95           20.1            21.5

*-$10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING
  REINVESTMENT OF INCOME
FISCAL YEARS ENDED 12/31

Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the Insurance Company separate accounts.

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                    USLICO SERIES FUND
INVESTMENT STRATEGIES AND PERFORMANCE OF THE ASSET ALLOCATION PORTFOLIO

     This Portfolio consists of stocks, intermediate to long term bonds of primarily investment grade and money market instruments. The stocks are chosen by Newbold's, which is also responsible for choosing the stocks in the Stock Portfolio. It is a "value oriented" investment manager and uses the same strategies to pick stocks for this Portfolio as is described under "Investment Strategies and Performance of the Stock Portfolio." The Adviser for the bonds and money market portions is Washington Square Capital. During 1995, the bonds in the Portfolio were primarily corporate bonds rated "A" or better by Moody's or Standard and Poor's. The Portfolio holds no Collateralized Mortgage Obligations. The average maturity of the bonds was less than ten years.
  Bond holdings tended to be somewhat shorter in duration and with heavier emphasis on corporate bonds than that of Lehman Brothers Government/Corporate Bond Index. The Total Return for 1995, after all expenses at the Portfolio level, was 25.15%.

 COMPARISON OF 102 MONTH CUMULATIVE TOTAL RETURN*
BETWEEN THE ASSET ALLOCATION PORTFOLIO, LEHMAN BROS
       GOV'T CORP INDEX AND S&P 500 INDEX

  Year              Stock         Lehman Bros           S&P 500
                   Portfolio    Gov't Corp Index         INDEX
                              (in thousands of dollars)
 6/25/87            10.0             10.0                 10.0
 12/87               9.5             10.1                 10.1
 12/88              10.5             10.9                 11.4
 12/89              12.2             12.4                 14.4
 12/90              12.3             13.5                 13.5
 12/91              14.1             15.6                 17.1
 12/92              15.2             16.8                 17.8
 12/93              16.8             18.7                 19.1
 12/94              16.6             18.0                 18.8
 12/95              20.8             21.5                 25.2

*-$10,000 INVESTED ON 6/25/87 IN FUND OR 7/1/87 IN INDEX INCLUDING
  REINVESTMENT OF INCOME
FISCAL YEARS ENDED 12/31


Returns include the reinvestment of all distributions at Net Asset Value and the change in share price for the stated period, but exclude insurance and administration charges assessed by the Insurance Company separate accounts. Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                         USLICO Series Fund
                               Statement of Assets and Liabilities
                                         December 31, 1995



                                                 Common       Money                     Asset        Total
                                                 Stock        Market        Bond      Allocation   Portfolios
                                               Portfolio    Portfolio    Portfolio    Portfolio     Combined
                                              ------------ ------------ ------------ ------------ ------------
Assets
 Cash and cash equivalents                   $    600,370 $      2,654 $     85,500 $    276,593 $    965,117
 Common stock, at fair value (cost
   $16,457,309 and $5,662,193, respectively)   19,413,676       -            -         6,679,936   26,093,612
 Bonds, at fair value (cost
   $2,803,296 and $6,288,482, respectively)        -            -         2,961,368    6,593,786    9,555,154
Commercial paper, at amortized
   cost which approximates fair value              -         5,875,117       -            -         5,875,117
 Dividends receivable                              46,199       -            -            15,929       62,128
 Interest receivable                                1,987           15       50,362      112,589      164,953
 Securities not settled, net                       26,299       -            -            59,082       85,381
                                              ------------ ------------ ------------ ------------ ------------
      Total assets                             20,088,531    5,877,786    3,097,230   13,737,915   42,801,462
                                              ------------ ------------ ------------ ------------ ------------
Liabilities
 Accrued expenses                                 120,195       58,316       28,405       62,136      269,052
                                              ------------ ------------ ------------ ------------ ------------
Net assets                                   $ 19,968,336 $  5,819,470 $  3,068,825 $ 13,675,779 $ 42,532,410
                                              ============ ============ ============ ============ ============
Net asset value per share                    $      12.62 $       1.00 $      10.38 $      11.82
                                              ============ ============ ============ ============
Shares outstanding                              1,582,137    5,819,470      295,615    1,156,980
                                              ============ ============ ============ ============
Net assets consist of:
 Capital stock ($.001 par value)             $      1,582 $      5,819 $        296 $      1,157
 Additional paid-in capital                    17,011,431    5,813,651    2,909,963   12,348,396
 Accumulated undistributed
    net investment income                          (3,311)      -               494          (73)
 Accumulated undistributed net
   realized gains from
   investment transactions                          2,267       -            -             3,252
 Net unrealized appreciation
    of investments                              2,956,367       -           158,072    1,323,047
                                              ------------ ------------ ------------ ------------
   Net assets                                $ 19,968,336 $  5,819,470 $  3,068,825 $ 13,675,779
                                              ============ ============ ============ ============



   See accompanying notes to financial statements.

                            USLICO Series Fund-Common Stock Portfolio
                                   Statement of Investments
                                      December 31, 1995

Common Stock

                                            Fair                                                   Fair
                               Shares       Value                                     Shares       Value
                              ---------  -----------                                 ---------  -----------
Aerospace & Defense - 3.69%                            Food,House & Personal Products - 8.02%
--------------------------                             --------------------------------------
Boeing Co.                       4,100      318,775    Anheuser-Busch Co., Inc.         3,200   $  212,800
United Technologies Corp.        4,400      418,000    Archer-Daniels-Midland  Co.     13,170      237,060
                                         -----------   Conagra                          1,900       78,137
                                            736,775    Dial Corp.                       7,700      227,150
                                         -----------   RJR Nabisco Holdings            13,320      406,260
Computers - .82%                                       RJR Nabisco PFD                 14,500       90,625
---------------           -                            Unilever N.V.                    2,500      350,312
Apple Computer, Inc.             5,100      163,200                                            -----------
                                         -----------                                             1,602,344
                                            163,200                                             -----------
                                         -----------   Industrial - 10.55%
Diversified  - 2.98%                                   -------------------
-------------------                                    Aluminum Co. of America          6,700      338,350
Corning, Inc.                   10,900      333,812    Browning-Ferris Industries, In   8,300      236,550
General Electric                 3,400      241,825    Genuine Parts  Co.               5,800      235,625
ITT Industries, Inc.               800       19,000    Hanson PLC ADR                  21,400      326,350
                                         -----------   International Paper Co.          5,200      195,650
                                            594,637    Masco Corp.                     12,000      373,500
                                         -----------   Mead Corp.                       3,400      173,825
Drugs & Health Care - 7.97%                            Pitney Bowes, Inc.               4,900      226,625
---------------------------                                                                     -----------
Baxter International, Inc.       5,200      217,100                                              2,106,475
Bristol-Myers Squibb Co.         6,100      522,313                                             -----------
US Healthcare, Inc.              6,200      282,875    Publishing - 3.64%
Warner Lambert Co.               5,900      569,350    ------------------
                                         -----------   Dun & Bradstreet                 7,300      471,763
                                          1,591,638    New York Times Co.               8,700      254,475
                                         -----------                                           -----------
                                                                                                   726,238
Energy & Chemicals - 22.34%                                                                    -----------
---------------------------                            Retail Trade - 3.75%
Amoco Corp.                      3,500      252,438    --------------------
Atlantic Richfield Co.           4,000      446,500    American Stores Co.             12,200      320,250
Chevron Corp.                   11,600      610,450    Dayton-Hudson Corp.              1,200       90,000
Dow Chemical Co.                 1,600      110,800    Limited                         18,700      301,538
Exxon Corp.                      5,200      430,950    Reebok International Ltd.        1,300       36,562
Mobil Corp.                      2,100      238,350                                            -----------
Panhandle Eastern Corp.         12,900      361,200                                                748,350
Rhone Poulenc ADR                8,300      177,412                                             -----------
Royal Dutch Petro-NY shares        900      126,675    Utilities/Communications - 24.17%
Schlumberger Ltd.                4,850      340,713    --------------------------------
TransCanada Pipelines Ltd.      25,200      349,650    AT & T Corp.                    10,500      678,562
USX-Marathon Group              12,600      244,125    Baltimore Gas & Electric         6,500      184,437
W. R. Grace & Co.                5,500      328,625    Entergy Corp.                   16,500      476,438
WMX Technologies, Inc.          15,300      443,700    FPL Group                        7,600      351,500
                                         -----------   General Public Utilities Corp.  10,600      356,425
                                          4,461,588    GTE Corp.                       12,500      550,000
                                         -----------   Houston Industries, Inc.         8,000      195,000
Entertainment - .21%                                   MCI Communications               4,300      112,875
--------------------                                   NYNEX Corp.                     13,000      677,625
ITT Corp.                          800       42,000    Pacific Enterprises              1,500       42,375
                                         -----------   PacifiCorp                       5,800      124,700
                                             42,000    Peco Energy Co.                  3,500      105,000
                                         -----------   SCEcorp                          9,800      171,500
Finance - 9.08%                                        Sprint Corp.                    13,800      558,900
---------------                                        Southern Co.                     5,600      137,200
Aetna Life & Casualty Co.        2,900      203,725    Unicom Corp.                     3,200      104,800
Bankers Trust N.Y. Co.           1,800      120,825                                            -----------
Chubb Corp.                      3,350      327,463                                              4,827,337
Fleet Financial Group, Inc.      8,800      366,300                                             -----------
ITT Hartford Group, Inc.           800       38,500
NationsBank Corp.                2,250      156,656
Providian Corp.                  5,300      212,000
St. Paul Companies               7,000      387,625
                                         -----------
                                          1,813,094
                                         -----------
  Total Common Stock            97.22%                                                          19,413,676

Other Assets and
   Liabilities, Net               2.78%                                                            554,660
                                                                                                -----------
Net Assets                    100.00%                                                          $19,968,336
                                                                                                ===========
See accompanying notes to financial statements.

                                 USLICO Series Fund-Money Market Portfolio
                                        Statement of Investments
                                           December 31, 1995



                                                                        Principal      Amortized
Commercial Paper                          100.96%                         Amount         Cost
                                                                       ------------  ------------
           General Electric Capital Corp., 5.70%, Due January 1, 1996 $     245,000 $     245,000
           Kansas City Power, 5.68%, Due January 2, 1996                    200,000       199,874
           Consolidated Gas Co., 5.75%, Due January 4, 1996                 275,000       274,736
           AT & T Capital, 5.70%, Due January 5, 1996                       215,000       214,762
           Consolidated Natural Gas Co., 5.72%, Due January 5, 1996         215,000       214,761
           Temple Inland Inc., 5.75%, Due January 9, 1996                   260,000       259,543
           Household Finance, 5.75%, Due January 10, 1996                   100,000        99,808
           Baltimore Gas & Electric Co., 5.70%, Due January 11, 1996        250,000       249,485
           Idaho Power Co., 5.65%, Due January 11, 1996                     260,000       259,470
           SAFECO Corp., 5.70%, Due January 11, 1996                        250,000       249,483
           Household Finance, 5.73%, Due January 12, 1996                   138,000       137,692
           Merrill Lynch & Co., 5.80%, Due January 12, 1996                 250,000       249,436
           Campbell Soup Co., 5.75%, Due January 16, 1996                   260,000       259,253
           Nordstrom Credit Inc., 5.80%, Due January 16, 1996               208,000       207,397
           E.I .DuPont de Nemours, 5.70%, Due January 17, 1996              265,000       264,203
           Beneficial Corp., 5.75%, Due January 18, 1996                    250,000       249,201
           American Express Credit Corp., 5.70%, Due January 19, 1996       260,000       259,136
           American General Finance Corp., 5.74%, Due January 19, 1996      260,000       259,130
           Chevron Oil Finance Corp., 5.70%, Due January 19, 1996           250,000       249,169
           Florida Power Corp., 5.80%, Due January 19, 1996                 260,000       259,120
           Northern States Power, 5.70%, Due January 22, 1996               200,000       199,240
           Stanley Morgan Group, 5.73%, Due January 24, 1996                260,000       258,924
           Pitney Bowes Credit, 5.72%, Due January 24, 1996                 260,000       258,930
           Smithkline Beecham, 5.65%, Due January 30, 1996                  250,000       248,745
           Ameritech Corp., 5.68%, Due February 2, 1996                     250,000       248,619
                                                                        ------------  ------------
    Total Commercial Paper                 100.96%                     $  5,891,000     5,875,117
                                                                        ============
Other Assets and
   Liabilities, Net                         (0.96)%                                         (55,647)
                                                                                        ------------
Net Assets                               100.00%                                      $   5,819,470
                                                                                        ============

See accompanying notes to financial statements.

                                    USLICO Series Fund-Bond Portfolio
                                       Statement of Investments
                                          December 31, 1995


                                                                 Par          Fair
Bonds                                                           Value         Value
                                                             -----------  ------------
         Government - 36.17%
         GNMA Pool 181826, 9.00%, Due March, 2021    #     $      40,144 $      42,540
         US Treasury Note, 8.00%, Due May, 2001                  550,000       614,969
         US Treasury Note, 7.50%, Due February, 2005             400,000       452,500
                                                            ------------  ------------
                                                                 990,144     1,110,009
                                                             ------------  ------------
         Finance - 17.07%
         J.P. Morgan Co., 7.625%, Due September, 2004            100,000       109,406
         NationsBank Corp., 5.375%, Due April, 2000              100,000        98,156
         Sears Credit Acct Tr 1991B, 8.60%, Due May, 1998        100,000       106,052
         Texaco Capital, Inc., 8.50%, Due February, 2003         100,000       112,305
         U.S. Leasing International, 5.95%, Due October, 2003    100,000        97,850
                                                             ------------  ------------
                                                                 500,000       523,769
                                                             ------------  ------------
         Industrial - 22.32%
         Alcan Aluminum Co., 5.875%, Due April, 2000             100,000        99,844
         English China Clay, 7.375%, Due October, 2002           100,000       106,820
         Hoechst Celanese, 6.125%, Due February, 2004            100,000        99,719
         Midwest Power System, 7.00%, Due February, 2005         100,000       105,614
         Motorola, Inc., 7.60%, Due January, 2007                100,000       110,813
         Norfolk Southern Corp., 7.875%, Due February, 2004       50,000        55,769
         Xerox Corp., 7.15%, Due August, 2004                    100,000       106,500
                                                             ------------  ------------
                                                                 650,000       685,079
                                                             ------------  ------------
         Retail Trade - 7.41%
         May Department Stores, 9.875%, Due June, 2000           100,000       115,396
         Wal-Mart Stores, 8.625%, Due April, 2001                100,000       112,031
                                                             ------------  ------------
                                                                 200,000       227,427
                                                             ------------  ------------
         Utilities - 13.53%
         General Telephone ILL, 7.50%, Due February, 2002 #      100,000       101,882
         GTE Northwest, 7.375%, Due May, 2001                    100,000       106,156
         Southern California Edison, 7.375%, Due Decembr, 2003   100,000       102,281
         Washington Gas & Light, 7.53%, Due July, 2002           100,000       104,765
                                                             ------------  ------------
                                                                 400,000       415,084
                                                             ------------  ------------
   Total Bonds                       96.50%                 $  2,740,144     2,961,368
                                                             ============

Other Assets and
   Liabilities, Net                     3.50%                                  107,457
                                                                           ------------
Net Assets                          100.00%                              $   3,068,825
                                                                           ============
# - Callable at the option of the issuer.


See accompanying notes to financial statements.

                           USLICO Series Fund-Asset Allocation Portfolio
                                     Statement of Investments
                                         December 31, 1995

Common Stock

                                           Fair                                                     Fair
                              Shares       Value                                      Shares       Value
                              ---------  -----------                                 ---------  -----------
S>
Aerospace & Defense - 1.84%                            Food, House & Personal Products -3.83%
--------------------------                             --------------------------------------
Boeing Co.                       1,400  $   108,850    Anheuser-Busch Co., Inc.         1,100  $    73,150
United Technologies Corp.        1,500      142,500    Archer-Daniels-Midland Co.       4,500       81,000
                                         -----------   Dial Corp.                       2,600       76,700
                                            251,350    RJR Nabisco Holdings             4,660      142,130
                                         -----------   RJR Nabisco PFD                  5,100       31,875
Computers -  0.26%                                     Unilever N.V.                      850      119,106
------------------                                                                              -----------
Apple Computer, Inc.             1,100       35,200                                                523,961
                                         -----------                                            -----------
                                             35,200    Industrial - 5.30%
                                         -----------   ------------------
Diversified - 1.50%                                    Aluminum Co. of America          2,300      116,150
------------------                                     Browning-Ferris Industries, In   2,800       79,800
Corning, Inc.                    3,700      113,312    Genuine Parts Co..               2,000       81,250
General Electric                 1,200       85,350    Hanson PLC ADR                   7,400      112,850
ITT Industies, Inc.                300        7,125    International Paper Co.          1,800       67,725
                                         -----------   Masco Corp.                      4,100      127,613
                                            205,787    Mead Corp.                       1,200       61,350
                                         -----------   Pitney Bowes, Inc.               1,700       78,625
Drugs & Health Care - 3.98%                                                                    -----------
---------------------------                                                                        725,363
Baxter International, Inc.       1,800       75,150                                             -----------
Bristol-Myers Squibb Co.         2,100      179,812    Publishing - 1.82%
US Healthcare, Inc.              2,100       95,813    ------------------
Warner Lambert Co.               2,000      193,000    Dun & Bradstreet                 2,500      161,562
                                         -----------   New York Times Co.               3,000       87,750
                                            543,775                                             -----------
                                         -----------                                               249,312
Energy & Chemicals - 11.25%                                                                     -----------
---------------------------                            Retail Trade - 2.09%
Amoco Corp.                      1,200       86,550    ---------------------
Atlantic Richfield Co.           1,400      156,275    American Stores Co.              4,200      110,250
Chevron Corp.                    3,950      207,869    Dayton-Hudson Corp.                400       30,000
Dow Chemical Co.                   600       41,550    Limited                          6,400      103,200
Exxon Corp.                      1,800      149,175    Reebok International Ltd.        1,500       42,187
Mobil  Corp.                       700       79,450                                            -----------
Panhandle Eastern Corp.          4,500      126,000                                                285,637
Rhone Poulenc ADR                2,900       61,988                                            -----------
Royal Dutch Petro-NY shares        300       42,225    Utilities/Communications - 12.33%
Schlumberger Ltd.                1,650      115,913    ---------------------------------
TransCanada Pipelines Ltd.       8,700      120,712    AT & T Corp.                     3,600      232,650
USX-Marathon Group               4,300       83,312    Baltimore Gas & Electric         2,300       65,263
W.R. Grace & Co.                 1,950      116,512    Entergy Corp.                    5,600      161,700
WMX Technologies, Inc.           5,200      150,800    FPL Group                        2,600      120,250
                                         -----------   General Public Utilities Corp.   3,600      121,050
                                          1,538,331    GTE Corp.                        4,300      189,200
                                         -----------   Houston Industries, Inc.         2,800       68,250
Entertainment - 0.11%                                  MCI Communications               1,500       39,375
--------------------------------------                 NYNEX Corp.                      4,500      234,563
ITT Corp.                          300       15,750    Pacific Enterprises              1,500       42,375
                                         -----------   PacifiCorp                       2,000       43,000
                                             15,750    Peco Energy Co.                  1,200       36,000
                                         -----------   SCEcorp                          3,400       59,500
Finance - 4.53%                                        Sprint Corp.                     4,700      190,350
----------------------------                           Southern Co.                     1,900       46,550
Aetna Life & Casualty Co.        1,000       70,250    Unicom Corp.                     1,100       36,025
Bankers Trust N.Y. Co.             600       40,275                                            -----------
Chubb Corp.                      1,150      112,413                                              1,686,101
Fleet Financial Group, Inc.      3,000      124,875                                            -----------
ITT Hartford Group, Inc.           300       14,437
NationsBank Corp.                  750       52,219
Providian Corp.                  1,800       72,000
St. Paul Companies               2,400      132,900
                                         -----------
                                            619,369
                                         -----------

Total Common Stock            48.84%                                                             6,679,936
                                                                                               -----------


                     USLICO Series Fund-Asset Allocation Portfolio
                                      Statement of Investments
                                         December 31, 1995


Bonds                                                             Par          Fair
                                                                 Value        Value
                                                             ------------ ------------
       Government - 15.98%
       FHLMC, 9.00%, Due October, 2019  #                   $     38,438 $     40,204
       GNMA, 10.00%, Due February, 2016  #                         9,230       10,159
       US Treasury Note, 8.00%, Due May, 2001                  1,100,000    1,229,938
       US Treasury Note, 7.50%, Due February, 2005               800,000      905,000
                                                             ------------ ------------
                                                               1,947,668    2,185,301
                                                             ------------ ------------
       Finance - 10.03%
       Citicorp, 7.125%, Due June, 2003                          100,000      105,062
       Discover Card Trust 1991-D, 8.00%, Due October,1998       100,000      106,346
       Ford Motor Credit, 8.00%, Due June, 2002                  150,000      164,766
       General Electric Capital, 7.875%, Due December, 2006      100,000      113,219
       Grand Met Investment Corp., 6.50%, Due September, 1999     50,000       51,022
       J.P. Morgan Co., 7.625%, Due September, 2004              100,000      109,406
       Morgan Stanley, 6.375%, Due December, 2003                150,000      149,721
       Norwest Financial, 6.125%, Due August, 2003               150,000      149,578
       Sears Credit Acct Tr 1991B, 8.60%, Due May, 1998          100,000      106,052
       Standard Credit Corp., 9.375%, Due July, 1997             100,000      105,609
       Texaco Capital, Inc., 8.03%, Due October, 2002            100,000      110,350
       U.S. Leasing International, 6.70%, Due April, 2003        100,000      100,877
                                                             ------------ ------------
                                                               1,300,000    1,372,008
                                                             ------------ ------------
       Industrial - 10.83%
       Associates Corp. of North America, 8.625%, Due June, 1997 100,000      104,031
       Canadian Pacific, 6.875%, Due April, 2003                 100,000      103,155
       Communications Satellite, 8.125%, Due April, 2004         100,000      112,193
       English China Clay, 7.375%, Due October, 2002             200,000      213,640
       Equitable Resources, 8.19%, Due November, 2001            100,000      109,192
       Hoechst Celanese, 6.125%, Due February, 2004              100,000       99,719
       Lowe's Cos., 7.25%, Due August, 2002                      100,000      103,151
       Motorola, Inc., 7.60%, Due January, 2007                  100,000      110,813
       Norfolk Southern Corp., 7.875%, Due February, 2004        100,000      111,538
       PepsiCo Inc., 7.75%, Due October, 1998                    100,000      104,906
       Sara Lee, 6.10%, Due May, 2003                            100,000       99,161
       Warner Lambert, 6.625%, Due September, 2002               100,000      102,844
       Xerox Corp., 7.15%, Due August, 2004                      100,000      106,500
                                                              ------------ ------------
                                                               1,400,000    1,480,843
                                                              ------------ ------------


                                                                   (continued)


                       USLICO Series Fund-Asset Allocation Portfolio
                                 Statement of Investments
                                   December 31, 1995



Bonds, continued                                                 Par          Fair
                                                                Value        Value
                                                             ------------ ------------
       Retail Trade - 3.13%
       J.C. Penney, 6.125%, Due November, 2003             $     100,000 $     99,500
       May Department Stores, 9.875%, Due June, 2000             100,000      115,396
       Sears, 6.54%, Due July, 2003                              100,000      101,209
       Wal-Mart Stores, 8.625%, Due April, 2001                  100,000      112,031
                                                             ------------ ------------
                                                                 400,000      428,136
                                                             ------------ ------------
       Utilities - 8.25%

       Alabama Power, 6.85%, Due August, 2002                    100,000      102,180
       Allegheny Generating, 5.625%, Due September, 2003         100,000       96,764
       AT&T Corp., 7.125%, Due January, 2002                     100,000      105,969
       General Telephone SE, 7.625%, Due July, 2002              100,000      101,907
       Illinois Bell Telephone, 7.625%, Due April, 2006 #        100,000      101,875
       Kansas City Power & Light, 7.40%, Due February, 2008      100,000      107,548
       New England Telephone, 7.375%, Due October, 2007 #        100,000      102,002
       Ohio Bell Telephone, 6.75%, Due July, 2008   #            100,000      100,985
       Pacific Bell, 7.00%, Due July, 2004                       100,000      105,750
       Southern California Edison, 7.375%, Due December, 2003    100,000      102,281
       South Carolina Electric & Gas, 6.00%, Due June, 2000      100,000      100,237
                                                             ------------ ------------
                                                               1,100,000    1,127,498
                                                             ------------ ------------
 Total                      48.22%                         $   6,147,668    6,593,786
                                                             ============ ------------
Total Investments           97.06%                                         13,273,722

Other Assets and
   Liabilities, Net         2.94%                                             402,057
                                                                           ------------
Net Assets               100.00%                                         $ 13,675,779
                                                                          ============



# - Callable at the option of the issuer.




See accompanying notes to financial statements.


                                       USLICO Series Fund
                       Statement of Operations and Changes in Net Assets
                               For the Year Ended December 31, 1995



                                               Common       Money                   Asset
                                               Stock       Market       Bond      Allocation
                                             Portfolio    Portfolio   Portfolio   Portfolio
                                            ------------ ----------- ----------- ------------
Investment income:

   Income:

     Dividends                             $    586,560 $      -    $      -    $    204,665
     Interest                                    56,673     345,679     198,713      453,027
                                            ------------ ----------- ----------- ------------
           Total income                         643,233     345,679     198,713      657,692
                                            ------------ ----------- ----------- ------------


   Expenses:

     Management fee                              23,450       7,184       3,692       16,081
     Other administrative                        87,083      28,778      13,812       59,914
                                            ------------ ----------- ----------- ------------
          Total expenses                        110,533      35,962      17,504       75,995
                                            ------------ ----------- ----------- ------------
Net investment income                           532,700     309,717     181,209      581,697
                                            ------------ ----------- ----------- ------------
Realized and unrealized gains
  on investments:

   Net proceeds from sales                   10,275,292       -         870,439    5,208,193
   Cost of securities sold                   (9,268,825)      -        (849,932)  (4,811,709)
                                            ------------ ----------- ----------- ------------
Net realized gains on investments             1,006,467       -          20,507      396,484
Net unrealized gains on investments           3,154,718       -         256,864    1,694,675
                                            ------------ ----------- ----------- ------------
Net gains on investments                      4,161,185       -         277,371    2,091,159
                                            ------------ ----------- ----------- ------------
     Net increase in net assets
       resulting from operations              4,693,885     309,717     458,580    2,672,856

Distributions to shareholders from:
   Net investment income                       (535,933)   (309,717)   (181,195)    (582,747)
   Net realized gains on investment          (1,004,200)      -         (20,507)    (393,232)

Capital share transactions                    2,127,095      67,044     327,227    1,430,618
                                            ------------ ----------- ----------- ------------
     Net increase in net assets               5,280,847      67,044     584,105    3,127,495


Net assets, beginning of year                14,687,489   5,752,426   2,484,720   10,548,284
                                            ------------ ----------- ----------- ------------
Net assets, end of year                    $ 19,968,336 $ 5,819,470 $ 3,068,825 $ 13,675,779
                                            ============ =========== =========== ============

See accompanying notes to financial statements.



                                        USLICO Series Fund
                          Statement of Operations and Changes in Net Assets
                                For the Year Ended December 31, 1994



                                               Common       Money                   Asset
                                               Stock       Market       Bond      Allocation
                                             Portfolio    Portfolio   Portfolio   Portfolio
                                            ------------ ----------- ----------- ------------
Investment income:

   Income:

     Dividends                             $    478,008 $      -    $      -    $    150,913
     Interest                                    54,906     237,029     187,951      415,280
                                            ------------ ----------- ----------- ------------
           Total income                         532,914     237,029     187,951      566,193
                                            ------------ ----------- ----------- ------------


   Expenses:

     Management fee                              33,276      13,776       6,302       24,168
     Other administrative                        66,551      27,552      12,604       48,336
                                            ------------ ----------- ----------- ------------
          Total expenses                         99,827      41,328      18,906       72,504
                                            ------------ ----------- ----------- ------------
Net investment income                           433,087     195,701     169,045      493,689
                                            ------------ ----------- ----------- ------------


Realized and unrealized gains
  and (losses) on investments:

   Net proceeds from sales                    7,249,138       -         269,657    2,609,575
   Cost of securities sold                   (6,116,626)      -        (263,607)  (2,269,413)
                                            ------------ ----------- ----------- ------------
Net realized gains on investments             1,132,512       -           6,050      340,162
Net unrealized losses on investments         (1,364,494)      -        (275,367)  (1,011,574)
                                            ------------ ----------- ----------- ------------
Net losses on investments                      (231,982)      -        (269,317)    (671,412)
                                            ------------ ----------- ----------- ------------

     Net increase (decrease) in net assets
       resulting from operations                201,105     195,701    (100,272)    (177,723)

Distributions to shareholders from:
   Net investment income                       (433,165)   (195,701)   (169,483)    (494,576)
   Net realized gains on investments           (966,330)      -          (6,050)    (340,826)
Capital share transactions                    3,436,426     380,549     128,752    2,434,362
                                            ------------ ----------- ----------- ------------
     Net increase (decrease) in net assets    2,238,036     380,549    (147,053)   1,421,237


Net assets, beginning of year                12,449,453   5,371,877   2,631,773    9,127,047
                                            ------------ ----------- ----------- ------------
Net assets, end of year                    $ 14,687,489 $ 5,752,426 $ 2,484,720 $ 10,548,284
                                            ============ =========== =========== ============
See accompanying notes to financial statements.


USLICO SERIES FUND - NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1995

(1) ORGANIZATION - USLICO Series Fund (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 and consisting of four separate series (Portfolios), each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. Shares of the Portfolios are sold only to separate accounts of United Services Life Insurance Company (United Services) and Bankers Security Life Insurance Society (Bankers Security) to serve as the investment medium for variable life insurance policies issued by these companies. The separate accounts invest in shares of one or more of the Portfolios, in accordance with allocation instructions received from policyowners. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio and carries a par value of $.001. The Fund has an unlimited number of shares authorized.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
  (a)  Valuation of Investments
       1. Common Stock, Bond and Asset Allocation Portfolios - Equity securities for which market quotations are readily available are stated at that fair value. Fair value is determined on the basis of last reported sales price, or, if no sales are reported, the latest available bid price obtained from a quotation reporting system or from established market makers. Money market instruments are valued at fair value, except that instruments maturing in sixty days or less are valued using amortized cost which approximates fair value. Debt securities (other than obligations having a maturity of sixty days or less at their date of acquisition) are valued on the basis of market quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost, which approximates fair value.
       2. Money Market Portfolio - Investment securities held by the Money Market Portfolio are all carried at amortized cost.
  (b) Income Recognition - Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on the sale of securities are computed on the basis of the identified cost of the related securities sold and are recognized at the date of trade.
  (c) Other Administrative Fees - Other administrative fees are charged to the Portfolios at an annual percentage rate of .5%. Fund expenses directly attributable to a Portfolio are charged to that Portfolio. All other expenses are allocated proportionately among all Portfolios in relation to respective net assets.
  (d) Federal Income Taxes - Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, a Portfolio will not be subject to Federal income taxes if it makes distributions of net investment income and net realized gains in compliance with subchapter M and meets certain other requirements. (Normally, however, such distributions are automatically reinvested in additional portfolio shares.) As the Fund is believed to be in compliance with these requirements, no federal income tax provision has been provided.
  (e) Management Fees - The Fund's investment advisors are compensated with a quarterly management fee based on an annual percentage of the average daily net assets of each Portfolio. In 1994 and from July 1, 1995 to December 31, 1995, the advisor was paid an annual fee of .25% of the net asset value of the Portfolios. During the period from January 1, 1995, to June 30, 1995, no investment advisory fee was charged pending approval of new advisory agreements which was received on June 30, 1995 (see below). The maximum management fee which may be charged is an annual percentage rate of .50% on the first $100 million of average daily net assets and .45% of average daily net assets in excess thereof.
  (f) Contributions and Withdrawals - Net funds contributed into or withdrawn from the Fund are made on the basis of the net asset value per share prevailing at the close of business on the preceding business day.


(3) AFFILIATIONS AND RELATED PARTY TRANSACTIONS - On January 17, 1995, United Services and Bankers Security became wholly-owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"), previously The NWNL Companies, Inc., an insurance holding company based in Minneapolis, Minnesota. In conjunction with this merger, on April 1, 1995, Bankers Centennial Management Corp. was replaced as investment advisor to the Fund by Washington Square Capital, Inc., an indirect wholly-owned ReliaStar subsidiary. The Fund's distributor, USLICO Securities Corp., became a wholly-owned subsidiary of Washington Square Securities, Inc. which is wholly-owned by ReliaStar. Newbold's Asset Management, Inc. continues to act as investment advisor for the Common Stock Portfolio and the common stock portion of the Asset Allocation Portfolio. The Fund purchased securities through Newbold's Asset Management, Inc. in the normal course of business.

Officers of the Fund are also officers of ReliaStar, Washington Square Securities, Inc., Washington Square Capital, Inc., United Services and Bankers Security and receive compensation therefrom. They do not receive additional compensation for services rendered to the Fund. Trustees of the Board receive a fee of $500 for each meeting attended. For the six month periods ended June 30, 1995 and 1994, total fees paid to the Trustees aggregated $3,000 in both periods for all Portfolios combined.

(4) INVESTMENTS - As of December 31, 1995, net unrealized appreciation for each portfolio was as follows:


                                                              Net
                                          								         Unrealized
     Portfolio      	Appreciation		   Depreciation		      Appreciation
  Common Stock       $3,105,171 	    	$  (148,804)	       $2,956,367
  Money Market           N/A    		         N/A                N/A
  Bond 	            		  158,974 		           (902)	          158,072
  Asset Allocation    1,376,094           (53,047)         1,323,047


(5) CAPITAL SHARE TRANSACTIONS - Transactions in capital stock were as follows:

                           					       SHARES                    AMOUNT
                                    1995        1994     	  1995       1994

COMMON STOCK PORTFOLIO:
Shares sold................      47,165   181,788    $  586,962	  $ 2,036,931
Shares issued in                118,938   125,478     1,540,133     1,399,495
 reinvestment of dividends      166,103   307,266 	   2,127,095     3,436,426
Shares redeemed............        -         -    	        -             -
Net increase...............     166,103   307,266    $2,127,095   $ 3,436,426

MONEY MARKET PORTFOLIO:
Shares sold............... .     36,248   184,848    $   36,248  $    184,848
Shares issued in                309,717   195,701       309,717       195,701
 reinvestment of dividends      345,965   380,549       345,965       380,549
Shares redeemed............    (278,921)     -         (278,921)         -
Net increase(decrease)          (67,044)  380,549    $   67,044  $    380,549

BOND PORTFOLIO:
Shares sold................      12,189     8,229    $  125,525  $     79,701
Shares issued in                 19,469    17,714       201,702       175,533
 reinvestment of dividends       31,658    25,943 	     327,227 	     255,234
Shares redeemed............         -     (12,977)        -   	      (126,482)
Net increase...............      31,658    12,966 	  $  327,227   $   128,752

ASSET ALLOCATION PORTFOLIO:
Shares sold................      42,559   148,183   $  496,970    $ 1,598,960
Shares issued in                 82,056    77,594      975,979        835,402
 reinvestment of dividends   		 124,615   225,777    1,472,949      2,434,362
Shares redeemed............      (3,664)    -     	    (42,331)	        -
Net increase...............     120,951   225,777   $1,430,618    $ 2,434,362

                                           USLICO SERIES FUND
                                   CONDENSED FINANCIAL INFORMATION
                                 FOR THE YEAR ENDED DECEMBER 31, 1995


                                           COMMON       MONEY                   ASSET
                                            STOCK      MARKET       BOND     ALLOCATION
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                         ----------- ----------- ----------- -----------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year      $     10.37 $      1.00 $      9.41 $     10.18
Income from investment operations:
  Net investment income                        0.36        0.05        0.66        0.55
  Net realized and unrealized
     gains on securities                       2.95            -       1.04        2.01
                                         ----------- ----------- ----------- -----------
  Total from investment operations             3.31        0.05        1.70        2.56
Distributions:

  Distribution of income                      (0.37)      (0.05)      (0.66)      (0.55)
  Distribution of capital gains               (0.69)          -       (0.07)      (0.37)
                                         ----------- ----------- ----------- -----------
  Net asset value, end of year          $     12.62 $      1.00 $     10.38 $     11.82
                                         =========== =========== =========== ===========

Total return                                  31.92%       5.00%      18.07%      25.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                  $19,968,336 $ 5,819,470 $ 3,068,825 $13,675,779

Expenses to average net assets                 0.63%       0.63%       0.63%       0.63%
Net investment income to average net assets    3.07%       5.37%       6.49%       4.81%
Portfolio turnover rate                       62.51%     N/A          32.67%      44.97%
Weighted average number of shares outstanding
   for year ended December 31, 1995       1,450,668   5,763,272     276,475   1,068,503

          FOR THE YEAR ENDED DECEMBER 31, 1994

FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year      $     11.23 $      1.00 $     10.49 $     11.26
Income from investment operations:
  Net investment income                        0.36        0.04        0.67        0.55
  Net realized and unrealized
     losses on securities                     (0.05)           -      (1.06)      (0.70)
                                         ----------- ----------- ----------- -----------
  Total from investment operations             0.31        0.04       (0.39)      (0.15)
Distributions:

  Distribution of income                      (0.36)      (0.04)      (0.67)      (0.55)
  Distribution of capital gains               (0.81)           -      (0.02)      (0.38)
                                         ----------- ----------- ----------- -----------
  Net asset value, end of year          $     10.37 $      1.00 $      9.41 $     10.18
                                         =========== =========== =========== ===========

Total return                                   2.76%       4.00%    (3.72)%     (1.33)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                 $14,687,489 $ 5,752,426 $ 2,484,720 $10,548,284

Expenses to average net assets                 0.75%       0.75%       0.75%       0.75%
Net investment income to average net assets    3.23%       3.54%       6.67%       5.09%
Portfolio turnover rate                       59.41%     N/A          10.94%      28.53%
Weighted average number of shares outstanding
   for year ended December 31, 1994       1,195,719   5,527,212     254,126     892,257





                                     USLICO SERIES FUND
                             CONDENSED FINANCIAL INFORMATION
                           FOR THE YEAR ENDED DECEMBER 31, 1993


                                           COMMON       MONEY                   ASSET
                                            STOCK      MARKET       BOND     ALLOCATION
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                         ----------- ----------- ----------- -----------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year      $     10.45 $      1.00 $     10.21 $     10.71
Income from investment operations:
  Net investment income                        0.32        0.02        0.70        0.58
  Net realized and unrealized
     gains on securities                       0.78            -       0.37        0.58
                                         ----------- ----------- ----------- -----------
  Total from investment operations             1.10        0.02        1.07        1.16
Distributions:

  Distribution of income                      (0.32)      (0.02)      (0.70)      (0.58)
  Distribution of capital gains                     -         -       (0.09)      (0.03)
                                         ----------- ----------- ----------- -----------
  Net asset value, end of year          $     11.23 $      1.00 $     10.49 $     11.26
                                         =========== =========== =========== ===========

Total return                                  10.53%       2.00%      10.48%      10.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                 $12,449,453 $ 5,371,877 $ 2,631,773 $ 9,127,047

Expenses to average net assets                 0.75%       0.75%       0.75%       0.75%
Net investment income to average net assets    2.93%       2.42%       6.62%       5.09%
Portfolio turnover rate                       51.27%     N/A          19.04%      27.80%
Weighted average number of shares outstanding
   for year ended December 31, 1993       1,079,215   5,386,166     243,616     772,390

          FOR THE YEAR ENDED DECEMBER 31, 1992

FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year      $     10.55 $      1.00 $     10.21 $     10.71
Income from investment operations:

  Net investment income                        0.38        0.03        0.73        0.61
  Net realized and unrealized
     gains on securities                       0.22            -       0.06        0.19
                                         ----------- ----------- ----------- -----------
  Total from investment operations             0.60        0.03        0.79        0.80
Distributions:

  Distribution of income                      (0.70)      (0.03)      (0.79)      (0.78)
  Distribution of capital gains                    -         -           -        (0.02)
                                         ----------- ----------- ----------- -----------
  Net asset value, end of year          $     10.45 $      1.00 $     10.21 $     10.71
                                         =========== =========== =========== ===========

Total return                                   5.69%       3.00%       7.74%       7.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                 $11,102,452 $ 5,464,509 $ 2,507,559 $ 8,054,067

Expenses to average net assets                 0.75%       0.75%       0.75%       0.75%
Net investment income to average net assets    3.53%       2.98%       7.16%       5.61%
Portfolio turnover rate                       36.00%     N/A          41.30%      26.79%
Weighted average number of shares outstanding
   for year ended December 31, 1992         994,102   5,433,008     238,112     665,240




                                               USLICO SERIES FUND
                                      CONDENSED FINANCIAL INFORMATION
                                    FOR THE YEAR ENDED DECEMBER 31, 1991


                                           COMMON       MONEY                   ASSET
                                            STOCK      MARKET       BOND     ALLOCATION
                                          PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                         ----------- ----------- ----------- -----------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of year      $      9.97 $      1.00 $      9.65 $     10.08
Income from investment operations:
  Net investment income                        0.38        0.05        0.79        0.61
  Net realized and unrealized
     gains on securities                       1.37            -       0.58        0.87
                                         ----------- ----------- ----------- -----------
  Total from investment operations             1.75        0.05        1.37        1.48
Distributions:

  Distribution of income                      (0.29)      (0.05)      (0.79)      (0.58)
  Distribution of capital gains               (0.88)           -      (0.02)      (0.27)
                                         ----------- ----------- ----------- -----------
  Net asset value, end of year          $     10.55 $      1.00 $     10.21 $     10.71
                                         =========== =========== =========== ===========

Total return                                  17.55%       5.00%      14.20%      14.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year                 $10,128,224 $ 5,329,151 $ 2,512,214 $ 6,540,186

Expenses to average net assets                 0.78%       0.75%       0.81%       0.77%
Net investment income to average net assets    3.61%       5.30%       7.86%       5.78%
Portfolio turnover rate                       98.05%     N/A          12.17%      39.91%
Weighted average number of shares outstanding
   for year ended December 31, 1991         847,572   5,144,416     236,131     507,445



	INDEPENDENT AUDITORS' REPORT




The Board of Trustees
USLICO Series Fund:


We have audited the accompanying statement of assets and liabilities, including the statement of investments, of USLICO Series Fund (consisting of the common stock, money market, bond and asset allocation portfolios) as of December 31, 1995, and the related statements of operations and changes in net assets and the condensed financial information for the year then ended. These financial statements and condensed financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the condensed financial information based on our audits. The statements of operations and changes in net assets for the year ended December 31, 1994 and the condensed financial information for the years ended December 31, 1994, 1993, 1992 and 1991 were audited by other auditors whose report, dated February 2, 1995 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the condensed financial information referred to above present fairly, in all material respects, the net assets and investments of each of the respective portfolios constituting the USLICO Series Fund as of December 31, 1995, and the results of their operations and changes in their net assets and the condensed financial information for the year then ended, in conformity with generally accepted accounting principles.





Deloitte & Touche LLP

Minneapolis, MN
January 26, 1996